Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Contractual Maturities of Financial Liabilities - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Less than one year [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 59,850	$ 46,569
Risk management contracts	[1]	417	27,004
Lease liabilities	[1]	6,002	98
Long-term debt	[2]	44,321	63,250
Total financial liabilities		110,590	136,921
Greater than one year [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Risk management contracts	[1]
Lease liabilities	[1]	7,722	1,075
Long-term debt	[2]	332,029	231,921
Total financial liabilities		$ 339,751	$ 232,996

[1]	Amounts represent the expected undiscounted cash payments.
[2]	Amounts represent undiscounted principal only and exclude accrued interest and transaction costs.